Borrowings (Collateral Pledged for Repurchase Agreements) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 157,233	$ 193,918
Short-term Borrowings	62,256	53,046
Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	36,195	40,161
Maturity Overnight [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	36,195	40,161
Securities Sold under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	36,195	40,161
Short-term Borrowings	$ 30,505	$ 37,457